Income taxes - Schedule of Income Tax Components (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Current	$ 56,138,103	$ 31,892,785	$ 91,953,099
Deferred	(64,069,427)	170,924,088	(26,969,516)
Total income taxes	$ (7,931,324)	$ 202,816,873	$ 64,983,583